UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of registrant as specified in charter)

One Lincoln Street, Boston, Massachusetts 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1. Reports to Shareholders.

STATE STREET NAVIGATOR
SECURITIES LENDING PORTFOLIO I
(FORMERLY, STATE STREET NAVIGATOR
SECURITIES LENDING PRIME PORTFOLIO II)

SEMI-ANNUAL REPORT
JUNE 30, 2017

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I

Semi-Annual Report
June 30, 2017 (Unaudited)

Table of Contents

Portfolio Statistics	1
Schedule of Investments	2
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Other Information	18

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2017
Certificates of Deposit	41.0%
Financial Company Commercial Paper	21.8
Asset Backed Commercial Paper	10.7
Government Agency Repurchase Agreements	9.4
Other Notes	9.4
Other Commercial Paper	4.2
Treasury Repurchase Agreements	3.4
Other Assets in Excess of Liabilities	0.1
Total	100.0%

*	As a percentage of net assets as of the date indicated. The Fund’s composition will vary over time.

1

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments
June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

SHORT-TERM INVESTMENTS — 99.9%
ASSET BACKED COMMERCIAL PAPER — 10.7%
Alpine Securitization Ltd. 1.19%, 7/19/2017 (a)	7,000,000	$6,995,526
Alpine Securitization Ltd. 1.20%, 8/22/2017 (a)	20,000,000	19,963,047
Alpine Securitization Ltd. 1.22%, 7/3/2017 (a)	13,000,000	12,998,716
Antalis SA 1.21%, 7/7/2017 (a)	15,220,000	15,216,478
Atlantic Asset Securitization LLC 1.18%, 8/9/2017 (a)	8,500,000	8,488,129
Atlantic Asset Securitization LLC 1.21%, 9/7/2017 (a)	6,500,000	6,484,066
Atlantic Asset Securitization LLC 1.22%, 7/24/2017 (a)	25,000,000	24,979,433
Barton Capital Corp. 1.15%, 8/1/2017 (a)	18,000,000	17,978,064
Collateralized Commercial Paper Co. LLC 1 Month USD LIBOR + 0.31%, 1.53%, 10/26/2017 (b)	15,000,000	15,011,608
Collateralized Commercial Paper Co. LLC 1 Month USD LIBOR + 0.47%, 1.56%, 7/6/2017 (b)	20,000,000	20,001,321
Gotham Funding Corp. 1.22%, 7/10/2017 (a)	7,869,000	7,866,390
Liberty Funding LLC 1.30%, 9/25/2017 (a)	15,400,000	15,352,102
Matchpoint Finance PLC 1.15%, 8/1/2017 (a)	30,000,000	29,964,774
		201,299,654

CERTIFICATES OF DEPOSIT — 41.0%
Bank of Montreal 1.19%, 7/20/2017	10,000,000	9,999,776
Bank of Montreal 1 Month USD LIBOR + 0.13%, 1.21%, 11/3/2017 (b)	25,000,000	25,003,066
Bank of Montreal 1 Month USD LIBOR + 0.17%, 1.36%, 5/23/2018 (b)	20,000,000	20,009,777
Bank of Montreal 1 Month USD LIBOR + 0.33%, 1.51%, 11/9/2017 (b)	12,000,000	12,011,859
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.17%, 7/3/2017	20,000,000	19,999,980
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.22%, 8/30/2017	16,550,000	16,558,206
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.25%, 9/21/2017	15,000,000	14,999,912
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.25%, 9/25/2017	16,000,000	15,999,705
BNP Paribas 1.21%, 8/25/2017	14,260,000	14,266,577
BNP Paribas 1.28%, 10/2/2017	15,000,000	15,001,195
Canadian Imperial Bank of Commerce 1 Month USD LIBOR + 0.29%, 1.34%, 12/1/2017 (b)	15,000,000	15,014,393

2
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

SHORT-TERM INVESTMENTS (continued)
CERTIFICATES OF DEPOSIT - (continued)
Canadian Imperial Bank of Commerce 1 Month USD LIBOR + 0.35%, 1.57%, 7/24/2017 (b)	9,000,000	$9,002,296
Canadian Imperial Bank of Commerce 1 Month USD LIBOR + 0.44%, 1.58%, 2/14/2018 (b)	15,000,000	15,027,608
Citibank NA 1.00%, 7/7/2017	40,000,000	40,000,090
Citibank NA 1.30%, 10/6/2017	20,000,000	19,999,892
Credit Agricole Corporate & Investment Bank 1.24%, 9/21/2017 (a)	23,000,000	22,999,493
DnB Bank ASA 1.10%, 7/6/2017	15,000,000	14,999,888
DnB Bank ASA 1.12%, 7/5/2017	30,000,000	29,999,904
ING Bank NV 1.23%, 8/7/2017	15,000,000	15,000,000
ING Bank NV 1 Month USD LIBOR + 0.22%, 1.30%, 11/6/2017 (b)	25,000,000	25,000,000
ING Bank NV 1 Month USD LIBOR + 0.28%, 1.49%, 10/13/2017 (b)	13,000,000	13,000,000
KBC Bank NV 1.14%, 7/26/2017	19,000,000	19,001,850
Lloyds Bank PLC 1 Month USD LIBOR + 0.15%, 1.23%, 11/3/2017 (b)	25,000,000	25,005,372
Lloyds Bank PLC 1 Month USD LIBOR + 0.36%, 1.45%, 12/8/2017 (b)	20,000,000	20,022,842
Lloyds Bank PLC 1 Month USD LIBOR + 0.48%, 1.64%, 7/17/2017 (b)	10,000,000	10,002,192
Nordea Bank AB 1.12%, 7/3/2017	15,000,000	14,999,924
Norinchukin Bank 1.13%, 7/18/2017	5,000,000	4,999,863
Norinchukin Bank 1.20%, 8/2/2017	30,000,000	30,000,217
Royal Bank of Canada 3 Month USD LIBOR + 0.13%, 1.36%, 6/12/2018 (b)	15,000,000	14,999,398
Royal Bank of Canada 1 Month USD LIBOR + 0.44%, 1.52%, 8/4/2017 (b)	20,000,000	20,008,519
Societe Generale SA 1.40%, 10/23/2017	19,000,000	19,007,529
Sumitomo Mitsui Banking Corp. 1.16%, 7/19/2017	16,350,000	16,352,056
Sumitomo Mitsui Banking Corp. 1.20%, 8/4/2017	10,000,000	9,999,801
Svenska Handelsbanken AB 3 Month USD LIBOR + 0.24%, 1.42%, 8/15/2017 (b)	15,000,000	15,003,951
Swedbank AB 1.11%, 7/3/2017	25,000,000	24,999,914
Swedbank AB 1.12%, 7/5/2017	10,000,000	9,999,955

3
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

SHORT-TERM INVESTMENTS (continued)
CERTIFICATES OF DEPOSIT - (continued)
Swedbank AB 1.14%, 7/5/2017	15,000,000	$14,999,974
Toronto-Dominion Bank
1.30%, 9/28/2017	40,000,000	40,005,893
Toronto-Dominion Bank 3 Month USD LIBOR + 0.50%, 1.70%, 9/1/2017 (b)	8,000,000	8,006,505
UBS AG 1 Month USD LIBOR + 0.45%, 1.66%, 8/21/2017 (b)	20,000,000	20,012,974
Wells Fargo Bank NA 1 Month USD LIBOR + 0.12%, 1.33%, 10/18/2017 (b)	10,000,000	10,001,843
Wells Fargo Bank NA 1 Month USD LIBOR + 0.13%, 1.35%, 12/19/2017 (b)	27,000,000	27,004,852
Wells Fargo Bank NA 1 Month USD LIBOR + 0.46%, 1.58%, 8/10/2017 (b)	10,000,000	10,005,138
		768,334,179

FINANCIAL COMPANY COMMERCIAL PAPER — 21.8%
Bank of Nova Scotia 1 Month USD LIBOR + 0.28%, 1.33%, 12/1/2017 (b)	7,000,000	7,004,925
Bank of Nova Scotia 3 Month USD LIBOR + 0.20%, 1.39%, 2/23/2018 (b)	11,000,000	11,006,127
Bank of Nova Scotia 1 Month USD LIBOR + 0.44%, 1.52%, 8/4/2017 (b)	6,000,000	6,002,633
BNP Paribas 1.12%, 7/5/2017 (a)	15,000,000	14,997,533
Caisse des Depots et Consignations 1.10%, 7/3/2017 (a)	15,000,000	14,998,764
Canadian Imperial Bank of Commerce 1.35%, 11/13/2017 (a)	19,750,000	19,658,154
Commonwealth Bank of Australia 3 Month USD LIBOR + 0.24%, 1.42%, 8/17/2017 (b)	15,000,000	15,004,057
Commonwealth Bank of Australia 3 Month USD LIBOR + 0.45%, 1.61%, 7/14/2017 (b)	35,000,000	35,004,650
DBS Bank Ltd. 1.07%, 7/10/2017 (a)	35,000,000	34,988,781
DBS Bank Ltd. 1.10%, 7/26/2017 (a)	16,000,000	15,986,422
DBS Bank Ltd. 1.30%, 9/26/2017 (a)	15,000,000	14,954,973
HSBC Bank PLC 1 Month USD LIBOR + 0.34%, 1.55%, 9/15/2017 (b)	15,000,000	15,009,934
ING U.S. Funding LLC 1.20%, 7/5/2017 (a)	4,268,000	4,267,360
ING U.S. Funding LLC 1.20%, 7/10/2017 (a)	6,900,000	6,897,913
KFW International Finance, Inc. 1.03%, 7/10/2017 (a)	18,000,000	17,994,725
Nordea Bank AB 1.17%, 8/11/2017 (a)	30,000,000	29,958,420
Nordea Bank AB 1.22%, 9/12/2017 (a)	25,000,000	24,937,614

4
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

SHORT-TERM INVESTMENTS (continued)
FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
NRW.BANK
1.10%, 7/6/2017 (a)	26,000,000	$25,995,021
Societe Generale SA 1.30%, 8/31/2017 (a)	20,000,000	19,958,563
Sumitomo Mitsui Banking Corp. 1.15%, 7/27/2017 (a)	7,000,000	6,993,669
Toronto-Dominion Bank 1.11%, 7/6/2017 (a)	20,000,000	19,995,993
UBS AG 1 Month USD LIBOR + 0.20%, 1.41%, 1/22/2018 (b)	20,000,000	19,998,157
Westpac Banking Corp. 1 Month USD LIBOR + 0.40%, 1.57%, 2/16/2018 (b)	17,000,000	17,030,527
Westpac Banking Corp. 1 Month USD LIBOR + 0.50%, 1.62%, 1/12/2018 (b)	9,000,000	9,019,435
		407,664,350

OTHER COMMERCIAL PAPER — 4.2%
Toyota Motor Credit Corp. 1 Month USD LIBOR + 0.15%, 1.37%, 2/14/2018 (b)	25,000,000	24,997,321
Wal-Mart Stores, Inc. 1.07%, 7/10/2017 (a)	53,000,000	52,984,189
		77,981,510

OTHER NOTES — 9.4%
Bank of America NA 1 Month USD LIBOR + 0.13%, 1.18%, 11/1/2017 (b)	25,000,000	24,999,196
Bank of America NA 1 Month USD LIBOR + 0.14%, 1.26%, 1/16/2018 (b)	13,000,000	12,997,937
Bank of America NA 1 Month USD LIBOR + 0.34%, 1.50%, 8/15/2017 (b)	12,000,000	11,999,864
Canadian Imperial Bank of Commerce 1.05%, 7/3/2017	15,000,000	15,000,000
Credit Agricole Corporate and Investment Bank 1.06%, 7/3/2017	24,171,000	24,171,000
National Australia Bank Ltd. 1.05%, 7/3/2017	35,000,000	35,000,000
Skandinaviska Enskilda Banken AB 1.06%, 7/3/2017	27,000,000	27,000,000
Toyota Motor Credit Corp. 3 Month USD LIBOR + 0.25%, 1.47%, 12/5/2017 (b)	15,000,000	15,012,679
US Bank NA Series BKNT, 3 Month USD LIBOR + 0.30%, 1.47%, 1/26/2018 (b)	10,000,000	10,013,142
		176,193,818

GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 9.4%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a U.S. Government Obligation, 3.500% due 03/20/2047, valued at $75,480,001); expected proceeds $74,006,783 1.10%, 7/3/2017	74,000,000	74,000,000

5
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

SHORT-TERM INVESTMENTS (continued)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by various U.S. Government Obligations, 2.375% - 4.500% due 04/01/2026 - 05/01/2047, valued at $65,280,000); expected proceeds $64,005,973 1.12%, 7/3/2017	64,000,000	$64,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by various U.S. Government Obligations, 3.500% - 4.000% due 10/20/2041 - 03/20/2046, a U.S. Treasury Bond, 3.750% due 11/15/2043, U.S. Treasury Notes, 1.097% - 2.125% due 04/30/2018 - 02/28/2024, and a U.S. Treasury Strip, 0.000% due 05/15/2023, valued at $39,780,000); expected proceeds $39,003,640 1.12%, 7/3/2017	39,000,000	39,000,000
		177,000,000

TREASURY REPURCHASE AGREEMENTS — 3.4%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by U.S. Treasury Notes, 0.625% - 2.000% due 08/31/2017 - 02/28/2021, valued at $65,280,078); expected proceeds $64,005,867 1.10%, 7/3/2017	64,000,000	64,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,872,254,321)		1,872,473,511

TOTAL INVESTMENTS — 99.9% (Cost $1,872,254,321)		1,872,473,511
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,623,330

NET ASSETS — 100.0%		$1,874,096,841

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2017.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

INVESTMENTS:
Short-Term Investments
Asset Backed Commercial Paper	$—	$201,299,654	$—	$201,299,654
Certificates of Deposit	—	768,334,179	—	768,334,179
Financial Company Commercial Paper	—	407,664,350	—	407,664,350
Other Commercial Paper	—	77,981,510	—	77,981,510
Other Notes	—	176,193,818	—	176,193,818
Government Agency Repurchase Agreements	—	177,000,000	—	177,000,000
Treasury Repurchase Agreements	—	64,000,000	—	64,000,000
TOTAL INVESTMENTS	$—	$1,872,473,511	$—	$1,872,473,511

6
See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2017 (Unaudited)

ASSETS
Investments in securities, at value (Note 2)	$1,631,473,511
Repurchase agreements, at value	241,000,000
Total Investments	1,872,473,511
Cash	219
Interest receivable (Note 2)	1,711,203
Receivable from Adviser (Note 4)	43,542
Prepaid expenses and other assets	6,223
TOTAL ASSETS	1,874,234,698
LIABILITIES
Advisory fee payable (Note 4)	36,622
Custodian fees payable (Note 4)	8,814
Administration fees payable (Note 4)	14,521
Transfer agent fees payable (Note 4)	12,929
Distribution payable	61,670
Professional fees payable	2,206
Accrued expenses and other liabilities	1,095
TOTAL LIABILITIES	137,857
NET ASSETS	$1,874,096,841

NET ASSETS CONSIST OF:
Paid-in Capital	$1,873,864,145
Accumulated net realized gain (loss) on investments	13,506
Net unrealized appreciation (depreciation) on:
Investments	219,190
NET ASSETS	$1,874,096,841

NET ASSET VALUE PER SHARE
Net asset value per share	$1.00
Shares outstanding ($0.001 par value)	1,873,864,145

COST OF INVESTMENTS:
Investments at cost	$1,872,254,321

7
See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Interest income	$7,879,924

EXPENSES
Advisory fees (Note 4)	180,068
Administration fees (Note 4)	54,020
Custodian fees (Note 4)	25,209
Trustees' fees and expenses (Note 5)	73,065
Transfer agent fees (Note 4)	10,804
Professional fees	35,045
Miscellaneous expenses	1,498
TOTAL EXPENSES	379,709
Expenses waived/reimbursed by the Adviser (Note 4)	(77,196)
NET EXPENSES	302,513
NET INVESTMENT INCOME (LOSS)	7,577,411

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions	12,221
Net realized gain (loss)	12,221
Net change in unrealized appreciation/depreciation on:
Investment transactions	(98,055)
Net change in unrealized appreciation/depreciation	(98,055)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(85,834)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$7,491,577

8
See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/17 (Unaudited)	For the Period 7/11/16* - 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,577,411	$4,443,791
Net realized gain (loss)	12,221	1,285
Net change in unrealized appreciation/depreciation	(98,055)	317,245
Net increase (decrease) in net assets resulting from operations	7,491,577	4,762,321

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,577,411)	(4,443,791)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	3,025,236,179	2,267,366,183
In-kind subscriptions (Note 1)	–	1,023,953,063
Cost of shares redeemed	(2,526,355,342)	(1,916,335,938)
Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	498,880,837	1,374,983,308
Net increase (decrease) in net assets during the period	498,795,003	1,375,301,838

Net assets at beginning of period	1,375,301,838	–
NET ASSETS AT END OF PERIOD	$1,874,096,841	$1,375,301,838

SHARES OF BENEFICIAL INTEREST:
Shares sold	3,025,236,179	3,291,319,246
Shares redeemed	(2,526,355,342)	(1,916,335,938)
Net increase (decrease)	498,880,837	1,374,983,308

*	Inception and commencement of operations date.
9
See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/17 (Unaudited)		For the Period 7/12/16* - 12/31/16
Net asset value, beginning of period	$1.0000		$1.0000
Income (loss) from investment operations:
Net investment income (loss)(a)	0.0052		0.0032
Net realized and unrealized gain
(loss)(b)	(0.0000)		0.0000
Total from investment operations	0.0052		0.0032
Distributions to shareholders from:
Net investment income	(0.0052)		(0.0032)

Net asset value, end of period	$1.0000		$1.0000
Total return(c)	0.52%		0.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,874,097		$1,375,302
Ratios to average net assets:
Total expenses	0.05	%(d)	0.04	%(d)
Net expenses	0.04	%(d)	0.04	%(d)
Net investment income (loss)	1.05	%(d)	0.68	%(d)
Portfolio turnover rate	—	%(e)(f)	—	%(e)(f)

*	Inception and commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for those periods.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
(e)	Not annualized.
(f)	Portfolio Turnover % amounts to 0% as the Fund only held short term investments for the periods ended June 30, 2017 and December 31, 2016, respectively.

10
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements
June 30, 2017 (Unaudited)

1. Organization

State Street Navigator Securities Lending Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2017, the Trust offers two (2) series, each of which represents a separate series of beneficial interest in the Trust (together the "Funds"). State Street Navigator Securities Lending Portfolio I (the “Fund”) is authorized to issue an unlimited number of shares at $0.001 par value. The financial statements herein relate only to the Fund.

The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund’s investment adviser, SSGA Funds Management Inc. (the “Adviser” or “SSGA FM”). Shares of the Fund are only offered to, and may be held by, authorized investors. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.

The Fund’s investment objective is to seek current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return.

On July 11, 2016, units of the Fund were issued in connection with an in-kind redemption of shares of the State Street Navigator Securities Lending Prime Portfolio (name changed to State Street Navigator Securities Lending Government Money Market Portfolio effective October 5, 2016) and simultaneous in-kind contribution of assets consisting of 141 securities totaling $1,023,953,063 at amortized cost and cash of $348,717,275 as part of the Fund's formation. The transfer is disclosed in the Statement of Changes in Net Assets

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

11

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements – (continued)
June 30, 2017 (Unaudited)

Valuation techniques used to value the Fund's investments by major category are as follows:

•
Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is "cleaned" from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•
Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated bid prices.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Fund’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;

•
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund's investments according to the fair value hierarchy as of June 30, 2017, is disclosed in the Fund's Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Fund had no transfers between levels for the period ended June 30, 2017.

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State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements – (continued)
June 30, 2017 (Unaudited)

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premium and discounts are amortized/accreted for financial reporting purposes.
Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.

Distributions

Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3. Securities and Other Investments

Repurchase Agreements

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund's principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of June 30, 2017, the Fund had invested in repurchase agreements with the gross values of $241,000,000 and associated collateral equal to $245,820,079.

4. Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.0250% of the Fund’s average daily net assets. Prior to October 12, 2016, the Fund paid an advisory fee to SSGA FM at an annual rate of 0.0175% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

SSGA FM is contractually obligated until April 30, 2018 to waive its management fee and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees

13

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements – (continued)
June 30, 2017 (Unaudited)

and/or extraordinary expenses) exceed 0.042% of average daily net assets. This waiver/reimbursement was terminated effective April 30, 2018 upon Board’s approval.

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street serves as sub-administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund, and SSGA FM, the Fund pays an annual administration fee equal to 0.0075% of the Fund’s average daily net assets. SSGA FM and State Street each receive a portion of the administration fee.

Custody and Fund Accounting Fee

State Street serves as the custodian for the Fund. Under the terms of the Custody and Fund Accounting Agreement, the Fund pays an annual fee to State Street equal to 0.0035% of the Fund’s average daily net assets.

Transfer Agent Fee

State Street serves as the transfer agent for the Fund. Under the terms of the Transfer Agency Agreement, the Fund pays an annual fee to State Street equal to 0.0015% of the Fund's average daily net assets.

Other Transactions with Affiliates

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2017, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Portfolio I	1	100.00%

5. Trustees' Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6. Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it

14

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements – (continued)
June 30, 2017 (Unaudited)

distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2016, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending Portfolio I	$1,872,254,321	$260,531	$41,341	$219,190

7. Risks

Concentration Risk

As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund's exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund's Statement of Assets and Liabilities, less any collateral held by the Fund.

8. New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a

15

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements – (continued)
June 30, 2017 (Unaudited)

premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In October 2016, the U.S. Securities and Exchange Commission (the "SEC") adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Fund and concluded that it will be limited to additional disclosures.

9. Change in Audit Firm

On February 15, 2017, the Audit Committee (the “Committee”) of the Board of Trustees of the Trust dismissed PricewaterhouseCoopers LLP (“PwC”), 101 Seaport Boulevard, Suite 500, Boston, MA 02210, as the Trust’s independent registered public accounting firm effective following the issuance by PwC of their report on the Fund’s December 31, 2016 annual financial statements.

The reports of PwC on the Trust’s financial statements for the fiscal years ended December 31, 2016 and 2015 did not contain an adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope, or accounting principle.

During the fiscal years ended December 31, 2016 and 2015, and in the subsequent interim period through February 15, 2017, there were: (a) no disagreements with PwC on any matters of accounting principles or practices, financial statement disclosure or auditing scope or procedure which disagreements, if not resolved to the satisfaction of PwC, would have caused PwC to make reference to the matter in their reports on the financial statements for such years; and (b) no reportable events (as defined in Regulation S-K 304(a)(1)(v)).

The Trust has provided a copy of the foregoing disclosures to PwC and requested that PwC furnish it with a letter addressed to the Securities and Exchange Commission stating whether PwC agrees with the above statements. A copy of PwC’s letter, dated August 24, 2017, is included as an exhibit to the Fund’s Form N-SAR for the period ended June 30, 2017.

On February 15, 2017, the Committee also approved the appointment of Ernst & Young LLP (“E&Y”), 200 Clarendon Street, Boston, MA 02116, as the Trust’s independent registered public accounting firm for the fiscal year ending December 31, 2017.

During the two most recent fiscal years and in the subsequent interim period through February 15, 2017, neither the Trust nor anyone on its behalf has consulted with E&Y with respect to either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that would have been rendered on the Trust’s financial statements, and neither a written report nor oral advice was provided to the Trust that was an important factor considered by the Trust in reaching a decision as to any accounting, auditing or financial reporting issue or (ii) any matter that was either the subject of a disagreement or a reportable event (as defined in Regulation S-K 304(a)(1)(v)).

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State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements – (continued)
June 30, 2017 (Unaudited)

10. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited)
June 30, 2017

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2017 to June 30, 2017.

The table below illustrates your Fund’s cost in two ways:

•
Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•
Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
State Street Navigator Securities Lending Portfolio I	0.04%	$1,005.20	$0.20	$1,024.60	$0.20

(a)	Hypothetical expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

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State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited) – (continued)
June 30, 2017

Proxy Voting Policies and Procedures and Records

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll free).
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State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited) – (continued)
June 30, 2017

BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT

General Background

SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) serves as the investment adviser to the State Street Navigator Securities Lending Portfolio I (the “Fund”), formerly, State Street Navigator Securities Lending Prime Portfolio II, pursuant to an advisory agreement dated May 1, 2001, as amended (the “Advisory Agreement”), between SSGA FM and the State Street Navigator Securities Lending Trust (the “Trust”). Under the Advisory Agreement, SSGA FM manages the Fund’s investments in accordance with its investment objectives, policies and limitations. Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, including and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval. Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance, and risk management. The Board periodically meets with SSGA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications. This information supplements the materials the Board received in preparation for the meeting described below.

Approval Process

The Board, including the Independent Trustees, met in person on April 24-25, 2017 and May 16-17, 2017 (collectively, the “Meeting”), including in executive sessions attended by the Independent Trustees and their co-counsel who are independent of the Adviser to consider a proposal to approve the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent third-party provider of mutual fund data and by SSGA FM, that it believed to be reasonably necessary to reach its conclusion. Following the April 24-25, 2017 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 16-17, 2017 meeting. At the Meeting, the Board discussed issues pertaining to the proposed re-approval of the Advisory Agreement with representatives from SSGA FM and independent legal counsel. During the executive session, the Board discussed the following: (1) the nature, extent, and quality of services to be provided by SSGA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSGA FM; (3) the costs of the services to be provided and profits to be realized by SSGA FM and its affiliates from the relationship with the Fund and the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSGA FM, as well as the reasonableness of overall compensation paid by the Fund to SSGA FM, the Board had considered (a) the Fund’s need for the services provided by SSGA FM; (b) the profitability of SSGA FM with respect to the management of the Trust and the Fund; (c) the capabilities and financial condition of SSGA FM; (d) the historical relationship between the Trust and SSGA FM; and (e) any “fall-out” financial benefits that SSGA FM or any of its affiliates may receive.

To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a memorandum from the law firm of Sullivan & Worcester LLP dated April 7, 2017 detailing the Independent Trustees’ duties and responsibilities with respect to approving the Advisory Agreement; the Administration Agreement dated and effective as of June 3, 2015 between SSGA FM and the Trust (the “Administration Agreement”); the Sub-Administration Agreement dated and effective as of June 1, 2015 between State Street Bank and Trust Company (“State Street”) and SSGA FM (the “Sub-Administration Agreement”); the Custodian Contract dated March 4, 1996, as amended, between State Street and the Trust (the “Custody Agreement”); and the Transfer Agency and Service Agreement dated March 4, 1996, as amended, between State Street and the Trust (the “Transfer
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State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited) – (continued)
June 30, 2017

Agency Agreement” and together, with the Sub-Administration Agreement and the Custody Agreement, the “Affiliated Agreements”); and (2) a responsive memorandum from the Adviser dated May 25, 2017 to a request letter from Joseph P. Barri, LLC to SSGA FM requesting certain information from SSGA FM, in its capacity as the Adviser and the Fund’s administrator (the “Administrator”) relevant to the Board’s consideration of whether to approve the renewal of the Advisory Agreement and the Administration Agreement that included, among other information: (i) a description of the nature, extent and quality of services provided by the Adviser to the Trust, the Fund and the State Street Navigator Securities Lending Government Money Market Portfolio (together with the Fund, the “Navigator Funds”) with a description of all relevant personnel comprising the team responsible for providing these services to the Trust and the Navigator Funds and their qualifications to provide such services; (ii) a description of the sources of information that the Adviser relies upon in providing portfolio management services to each Navigator Fund and a description of the Adviser’s investment decision making process for each Navigator Fund; (iii) a description of the Adviser’s processes for seeking to obtain the most favorable execution of portfolio transactions for the Navigator Funds; (iv) a description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvement or changes in technology or systems in the past year; (v) a description of the Adviser’s valuation processes and valuation oversight capabilities, including any steps taken or planned to enhance those capabilities with respect to money market funds and the instruments in which the Navigator Funds invest and a description of the functioning and effectiveness of SSGA FM’s valuation policies and procedures in light of U.S. Securities and Exchange Commission (“SEC”) staff guidance in this area and SEC enforcement actions with respect to valuation; (vi) a schedule of comparable funds/accounts detailing average net assets and advisory fee information as of December 31, 2016; (vii) a report of SSGA FM’s expense allocation and profitability related to providing investment advisory services to the Navigator Funds with an explanation of the methodology used in allocating expenses attributable to managing each Navigator Fund; (viii) a profitability report from SSGA FM detailing the Adviser’s profitability for providing investment advisory services to the Trust for the year ended December 31, 2016; (ix) a summary of the Adviser’s profitability for each Navigator Fund for the year ended December 31, 2016; (x) individual reports on SSGA FM’s profitability for providing investment advisory services to each Navigator Fund for the year ended December 31, 2016; (xi) the Administrator’s profitability for providing administrative services to the Trust for the year ended December 31, 2016; (xii) a summary of Administrator profitability by Navigator Fund by gross profit for the year ended December 31, 2016; (xiii) a combined profitability report by functional category detailing the profitability of SSGA FM and State Street for fees paid by the Trust for the year ended December 31, 2016 (collectively, with items vii, viii, ix, x, xi and xii, the “SSGA FM Profitability Reports”); (xiv) SSGA FM’s updated registration on Form ADV (Parts 1 and 2) under the Investment Advisers Act of 1940, as amended; (xv) an overall description of the services rendered to the Navigator Funds by SSGA FM as Administrator, an assessment of the quality of the services to be provided by SSGA FM as Administrator, including its oversight of State Street, as the sub-administrator of the Trust, and a discussion as to whether the nature, extent and quality of the services provided would be at least equal to services provided by unaffiliated third parties offering the same or similar services; (xvi) data from a nationally recognized independent third-party provider of mutual fund data, Broadridge Financial Solutions, Inc. (“Broadridge”), comparing the Fund’s performance for the period from the Fund’s inception through December 31, 2016, advisory fees and total expense ratio to other funds, selected exclusively by Broadridge, with similar investment objectives and investment policies and of similar asset size. In order to ensure Broadridge’s independence in preparing the data and peer group comparisons requested by the Board, under the terms of its engagement by the Board, Broadridge personnel were proscribed from communicating with SSGA FM personnel regarding the subject matter of the engagement, except that Broadridge personnel requested and received from SSGA FM personnel certain financial data, not otherwise available in filings with the SEC because shares of the Fund are privately placed. In reaching their determinations relating to the re-approval of the Advisory Agreement, the Board considered, among others, the following factors (together, the “Factors” and each a “Factor”).

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State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited) – (continued)
June 30, 2017

The Nature, Extent, and Quality of Services to be provided by SSGA FM under the Advisory Agreement

The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and investment policies and of similar asset size. The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of portfolios that are used as securities lending collateral pools, the Trust does not have any direct competitors, although it does have peers of comparable size pursuing comparable investment objectives.

In considering the nature, extent and quality of the services provided by SSGA FM, the members of the Board relied on their prior experience as Trustees of the Trust as well as the materials provided by Broadridge and SSGA FM before the Meeting and by SSGA FM at the Meeting. The Board noted that, under the Advisory Agreement, SSGA FM is responsible for, among other things: (i) managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board; (ii) providing necessary and appropriate reports and information to the Board; (iii) maintaining all necessary books and records pertaining to the Fund’s securities transactions; and (iv) furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting. The Board noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund. The Board reviewed the background and experience of SSGA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund. The Board also considered the resources, operational structures and practices of SSGA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable federal securities laws and regulations, and in seeking best execution of Fund transactions from SSGA FM approved counterparties. The Board also considered information about SSGA FM’s overall investment management business, noting that SSGA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $410.7 billion in assets under management as of December 31, 2016. Drawing upon the materials provided and their general knowledge of the business of SSGA FM and its affiliate, State Street Global Advisors (“SSGA”), the investment management division of State Street with which SSGA FM shares senior personnel, the Board determined that SSGA FM and its affiliates continue to have the experience and resources necessary to manage the Fund. On the basis of this review, the Board concluded that the nature and extent of the services provided by SSGA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Investment Performance of the Trust and SSGA FM

In evaluating the investment performance of the Trust and SSGA FM, the Board relied primarily upon the aforementioned Broadridge materials, as well as information provided at the Meeting and upon reports provided to the Board by SSGA FM throughout the preceding year. The Board reviewed the performance of the Fund against a Broadridge-generated peer group, consisting of the Fund and ten other Institutional Money Market Funds (as classified by Broadridge) with assets ranging from approximately $1.4 billion to approximately $59.7 billion (the “Broadridge Peer Group”), and the Broadridge universe, consisting of the Fund and all Institutional Money Market Funds (excluding outliers), regardless of asset size or primary channel of distribution (the “Broadridge Universe”), and noted that the Fund had outperformed both the average and median of the Broadridge Peer Group and the Broadridge Universe for the period from the Fund’s inception through December 31, 2016. The Board also noted that the Fund ranked first overall in performance compared to its Broadridge Peer Group and in the first quintile compared to its Broadridge Universe for this period. On the basis of this review, the Board concluded that the Fund’s performance has been exceptional when compared to the Broadridge Peer Group and the Broadridge Universe and supported the renewal of the Advisory Agreement.

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State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited) – (continued)
June 30, 2017

The Cost of the Services to be Provided

The Board reviewed an expense comparison report prepared by Broadridge. The report compared the contractual and actual management fees and total expenses as a percentage of net assets for the Fund versus the Broadridge Peer Group. The Board noted that both the contractual and actual management fees and the total expense ratio of the Fund were in the first quintile compared to the Fund’s Broadridge Peer Group. The Board concluded that the management fees and total expenses of the Fund are reasonable.

Profits to be Realized by SSGA FM and its Affiliates from the Relationship with the Trust

The Board considered the profitability of the advisory and administrative arrangements with the Navigator Funds to the Adviser and of the Trust’s relationship with the Adviser’s affiliate, State Street, in its role as sub-administrator, transfer agent and custodian for the Trust. The Board was also provided with the data relating to the profitability to SSGA FM from serving as the Adviser and the Administrator of the Navigator Funds for the calendar year ended December 31, 2016. The Trustees discussed with representatives of the Adviser and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. After further discussion, the Trustees concluded that, to the extent SSGA FM’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

Economies of Scale

The Board considered certain limiting factors with respect to economies of scale to be realized by SSGA FM as assets grow, including the increased number of the Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSGA FM and SSGA, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective. The Board concluded that the Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as assets of the Fund grow. The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

Other Benefits

In considering whether SSGA FM benefits in other ways from its relationships with the Trust, the Board also considered whether SSGA FM’s affiliates may benefit from the Trust’s relationship with State Street as a service provider to the Trust. The Board noted, among other things, that SSGA FM does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments. The Board concluded that, to the extent that SSGA FM or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render SSGA FM’s fee excessive.

Approval

The Board carefully evaluated the materials and information provided in advance of and at the Meeting and throughout the year and was advised by independent legal counsel with respect to its deliberations. In approving the Advisory Agreement, the Board did not identify any single Factor as controlling and each Trustee may have attributed different weight to the various Factors. Based on the Board’s evaluation of all the Factors that it deemed relevant, the Board concluded that: SSGA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSGA FM.
23

Trustees
Michael F. Holland
Michael A. Jessee
William L. Marshall
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Douglas T. Williams

Investment Adviser and Administrator
SSGA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199

State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR SECURITIES LENDING
GOVERNMENT MONEY MARKET PORTFOLIO (FORMERLY,
STATE STREET NAVIGATOR SECURITIES LENDING PRIME
PORTFOLIO)

SEMI-ANNUAL REPORT
June 30, 2017

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio

Semi-Annual Report
June 30, 2017 (Unaudited)

Table of Contents

Portfolio Statistics	1
Schedule of Investments	2
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Other Information	19

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2017
Government Agency Repurchase Agreements	39.3%
Treasury Repurchase Agreements	39.0
Government Agency Debt	18.3
Treasury Debt	2.5
Other Assets in Excess of Liabilities	0.9
Total	100.0%

Portfolio Composition By Rating*	June 30, 2017
Repurchase Agreements (A-1+)	30.6%
Repurchase Agreements (A-1)	47.8
A-1+	16.3
AA+	4.4
Other Assets in Excess of Liabilities	0.9
Total	100.0%

*	As a percentage of net assets as of the date indicated. The Fund's composition will vary over time.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments
June 30, 2017 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	GOVERNMENT AGENCY DEBT — 18.3%
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR – 0.12% (a)	0.956%	07/03/2017	10/03/2017	$21,200,000	$2,119,946
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR – 0.18% (a)	0.880%	07/02/2017	03/02/2018	24,000,000	2,400,000
P-1, A-1+	Federal Home Loan Bank, 3 Month USD LIBOR – 0.40% (a)	0.755%	07/17/2017	07/17/2017	25,000,000	25,000,000
P-1, A-1+	Federal Home Loan Bank, 3 Month USD LIBOR – 0.35% (a)	0.803%	07/22/2017	01/22/2018	30,000,000	30,000,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR – 0.13% (a)	0.966%	07/09/2017	01/09/2018	37,400,000	37,400,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR – 0.15% (a)	1.071%	07/25/2017	01/25/2018	37,000,000	37,000,000
P-1, A-1+	Federal Home Loan Bank, 3 Month USD LIBOR – 0.38% (a)	0.805%	08/10/2017	02/09/2018	35,000,000	35,000,690
Aaa, AA+	Federal Home Loan Bank, 1 Month USD LIBOR – 0.17% (a)	0.881%	07/01/2017	02/01/2018	93,000,000	93,000,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR – 0.16% (a)	1.049%	07/18/2017	10/18/2017	41,000,000	41,000,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR – 0.15% (a)	1.064%	07/18/2017	01/18/2018	18,500,000	18,500,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR – 0.03% (a)	1.179%	07/17/2017	08/17/2017	50,300,000	50,300,000
P-1, A-1+	Federal Home Loan Bank, 3 Month USD LIBOR – 0.39% (a)	0.782%	07/26/2017	01/26/2018	68,000,000	68,000,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR – 0.09% (a)	1.027%	07/11/2017	08/11/2017	13,000,000	13,000,000
Aaa, AA+	Federal Home Loan Bank, 1 Month USD LIBOR – 0.17% (a)	1.054%	07/29/2017	01/29/2018	115,000,000	114,998,577
P-1, A-1+	Federal Home Loan Bank, 3 Month USD LIBOR – 0.19% (a)	1.105%	09/28/2017	06/28/2018	98,500,000	98,500,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR – 0.13% (a)	0.946%	07/05/2017	01/05/2018	141,300,000	141,300,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR – 0.03% (a)	1.139%	07/16/2017	08/16/2017	21,500,000	21,500,000
P-1, A-1+	Federal Home Loan Bank, 3 Month USD LIBOR – 0.32% (a)	0.828%	07/03/2017	04/03/2018	56,300,000	56,300,000
P-1, A-1+	Federal Home Loan Bank, 3 Month USD LIBOR – 0.32% (a)	0.975%	09/28/2017	03/28/2018	18,700,000	18,700,000
P-1, A-1+	Federal Home Loan Bank, 3 Month USD LIBOR – 0.43% (a)	0.745%	07/27/2017	07/27/2017	23,000,000	63,677,694
P-1, A-1+	Federal Home Loan Bank, 3 Month USD LIBOR – 0.41% (a)	0.745%	07/13/2017	07/13/2017	98,000,000	98,000,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR – 0.16% (a)	0.931%	07/06/2017	10/06/2017	42,500,000	42,500,000
P-1, A-1+	Federal Home Loan Bank, 3 Month USD LIBOR – 0.28% (a)	0.956%	09/13/2017	12/13/2017	63,600,000	63,600,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR – 0.03% (a)	1.142%	07/16/2017	08/16/2017	35,900,000	35,900,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR – 0.03% (a)	1.177%	07/17/2017	08/17/2017	21,500,000	21,500,000
P-1, A-1+	Federal Home Loan Bank, 3 Month USD LIBOR – 0.40% (a)	0.756%	07/12/2017	07/12/2017	62,000,000	62,000,000

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2017 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

P-1, A-1+	Federal Home Loan Mortgage Corp., 3 Month USD LIBOR – 0.34% (a)	0.818%	07/11/2017	01/11/2018	$69,700,000	$69,700,000
Aaa, AA+	Federal Home Loan Mortgage Corp., 1 Month USD LIBOR – 0.16% (a)	0.957%	07/11/2017	05/11/2018	213,400,000	213,400,000
P-1, A-1+	Federal Home Loan Mortgage Corp., 1 Month USD LIBOR – 0.15% (a)	1.064%	07/21/2017	06/21/2018	163,000,000	163,000,000
P-1, A-1+	Federal Home Loan Mortgage Corp., 3 Month USD LIBOR – 0.35% (a)	0.937%	09/22/2017	12/22/2017	88,000,000	88,000,000
P-1, A-1+	Federal National Mortgage Assoc. (b)	1.040%	10/10/2017	10/10/2017	65,000,000	64,810,345
TOTAL GOVERNMENT AGENCY DEBT						1,890,107,252

	TREASURY DEBT — 2.5%
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.17% (a)	1.171%	07/01/2017	10/31/2017	50,400,000	50,434,566
Aaa, AA+	U.S. Treasury Note, 3 Month USD MMY + 0.17% (a)	1.173%	07/01/2017	10/31/2018	36,000,000	36,084,523
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.17% (a)	1.177%	07/01/2017	07/31/2018	43,000,000	43,090,890
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.19% (a)	1.193%	07/04/2017	04/30/2018	52,000,000	52,071,793
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.27% (a)	1.275%	07/01/2017	01/31/2018	69,750,000	69,880,691
TOTAL TREASURY DEBT						251,562,463

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 39.3%
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a U.S. Government Obligation, 3.500% due 07/01/2045, valued at $255,000,000); expected proceeds $250,022,917	1.100%	07/03/2017	07/03/2017	250,000,000	250,000,000
P-1, A-1	Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by various U.S. Government Obligations, 2.000% - 3.500% due 05/20/2034 - 04/01/2047, a U.S. Treasury Bill, 0.000% due 07/20/2017, and U.S. Treasury Notes, 0.875% - 3.625% due 05/31/2018 - 02/15/2020, valued at $47,940,000); expected proceeds $47,004,308	1.100%	07/03/2017	07/03/2017	47,000,000	47,000,000

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2017 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by various U.S. Government Obligations, 0.875% - 9.000% due 12/27/2017 - 04/15/2047, valued at $255,000,000); expected proceeds $250,052,500	1.080%	07/07/2017	07/07/2017	$250,000,000	$250,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/26/2017 (collateralized by various U.S. Government Obligations, 3.500% - 4.000% due 05/20/2047 - 06/20/2047, valued at $510,000,000); expected proceeds $500,101,111	1.040%	07/03/2017	07/03/2017	500,000,000	500,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/27/2017 (collateralized by various U.S. Government Obligations, 3.000% - 4.500% due 01/20/2043 - 06/20/2047, valued at $178,500,000); expected proceeds $175,040,056	1.030%	07/05/2017	07/05/2017	175,000,000	175,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by various U.S. Government Obligations, 3.000% - 4.000% due 12/20/2042 - 04/20/2047, valued at $306,000,000); expected proceeds $300,061,833	1.060%	07/07/2017	07/07/2017	300,000,000	300,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by various U.S. Government Obligations, 3.500% - 4.000% due 04/01/2042 - 04/01/2047, valued at $135,660,001); expected proceeds $133,011,748	1.060%	07/03/2017	07/03/2017	133,000,000	133,000,000
NR, A-1	Agreement with ING Financial Markets, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/27/2017 (collateralized by various U.S. Government Obligations, 2.500% - 6.500% due 12/01/2025 - 04/01/2047, valued at $331,502,555); expected proceeds $325,075,833	1.050%	07/05/2017	07/05/2017	325,000,000	325,000,000

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2017 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
P-1, A-1	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/30/2017 (collateralized by various U.S. Government Obligations, 3.000% - 4.000% due 07/01/2045 - 02/20/2047, U.S. Treasury Bills, 0.000% due 07/13/2017 - 08/24/2017, and a U.S. Treasury Note, 1.500% due 06/15/2020, valued at $31,627,635); expected proceeds $31,002,893	1.120%	07/03/2017	07/03/2017	$31,000,000	$31,000,000
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/29/2017 (collateralized by a U.S. Government Obligation, 5.326% due 11/01/2030, a U.S. Treasury Bill, 0.000% due 11/24/2017, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2027, a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2026, and U.S. Treasury Notes, 0.750% - 2.625% due 12/31/2017 - 11/15/2026, valued at $510,000,057); expected proceeds $500,105,000	1.080%	07/06/2017	07/06/2017	500,000,000	500,000,000
P-1, A-1+	Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by various U.S. Government Obligations, 2.500% - 4.500% due 09/01/2026 - 06/01/2047, U.S. Treasury Bills, 0.000% due 07/20/2017 - 03/29/2018, U.S. Treasury Inflation Index Notes, 0.125% - 0375% due 04/15/2021 - 01/15/2027, and U.S. Treasury Notes, 0.875% - 2.000% due 06/30/2019 - 05/31/2024, valued at $765,071,446); expected proceeds $750,070,000	1.120%	07/03/2017	07/03/2017	750,000,000	750,000,000

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2017 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1+	Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by various U.S. Government Obligations, 2.394% - 5.500% due 12/01/2022 - 06/01/2047, valued at $816,074,800); expected proceeds $800,073,333	1.100%	07/03/2017	07/03/2017	$800,000,000	$800,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						4,061,000,000

	TREASURY REPURCHASE AGREEMENTS — 39.0%
P-1, A-1	Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a U.S. Treasury Bill, 0.000% due 07/20/2017, and a U.S. Treasury Note, 2.125% due 12/31/2022, valued at $71,400,025); expected proceeds $70,005,833	1.000%	07/03/2017	07/03/2017	70,000,000	70,000,000
P-1, A-1	Agreement with Calyon Financial Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a U.S. Treasury Note, 1.060% due 11/15/2020, valued at $102,000,011); expected proceeds $100,041,222 (c)	1.060%	07/14/2017	07/14/2017	100,000,000	100,000,000
P-1, A-1	Agreement with Calyon Financial Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a U.S. Treasury Note, 1.875% due 02/28/2022, valued at $8,160,094); expected proceeds $8,000,707	1.060%	07/03/2017	07/03/2017	8,000,000	8,000,000
P-1, A-1	Agreement with Calyon Financial Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by U.S. Treasury Notes, 1.125% - 1.500% due 05/31/2019 - 10/31/2019, valued at $61,200,037); expected proceeds $60,005,400	1.080%	07/03/2017	07/03/2017	60,000,000	60,000,000
NR, A-1+	Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a U.S. Treasury Bond, 4.625% due 02/15/2040, and U.S. Treasury Notes, 2.000% - 2.750% due 02/15/2023 - 02/15/2024, valued at $1,600,133,402); expected proceeds $1,600,133,333	1.000%	07/03/2017	07/03/2017	1,600,000,000	1,600,000,000

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2017 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	TREASURY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/29/2016 (collateralized by various U.S. Treasury Strips, 0.000% due 02/15/2018 - 11/15/2025, valued at $102,000,099); expected proceeds $100,020,417	1.050%	07/06/2017	07/06/2017	$100,000,000	$100,000,000
NR, A-1+	Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/30/2017 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2039 - 08/15/2039, valued at $10,011,084); expected proceeds $9,814,867	1.060%	07/03/2017	07/03/2017	9,814,000	9,814,000
P-1, A-1	Agreement with Lloyds Bank PLC, dated 05/16/2017 (collateralized by a U.S. Treasury Inflation Index Bill, 0.125% due 04/15/2020, a U.S. Treasury Inflation Index Notes, 0.125% due 01/15/2022, and U.S. Treasury Notes, 0.625% - 2.000% due 09/30/2017 - 08/15/2025, valued at $76,894,729); expected proceeds $75,230,000 (c)	1.200%	07/03/2017	08/16/2017	75,000,000	75,000,000
P-1, A-1	Agreement with Lloyds Bank PLC, dated 05/16/2017 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% - 0.375% due 01/15/2022 - 07/15/2025, and U.S. Treasury Notes, 1.125% - 2.000% due 01/15/2019 - 08/15/2025, valued at $77,101,314); expected proceeds $75,467,667 (c)	1.220%	07/03/2017	11/16/2017	75,000,000	75,000,000
P-1, A-1	Agreement with Lloyds Bank PLC, dated 06/01/2017 (collateralized by a U.S. Treasury Inflation Index Bond, 2.500% due 01/15/2029, U.S. Treasury Inflation Index Notes, 0.125% - 0.375% due 01/15/2022 - 07/15/2025, and U.S. Treasury Notes, 0.625% - 1.500% due 09/30/2017 - 08/31/2018, valued at $102,359,752); expected proceeds $100,104,889	1.180%	07/03/2017	07/03/2017	100,000,000	100,000,000
P-1, A-1	Agreement with Lloyds Bank PLC, dated 06/06/2017 (collateralized by a U.S. Treasury Inflation Index Bill, 0.125% due 04/15/2020, U.S. Treasury Inflation Index Notes, 0.125% - 0.375% due 01/15/2023 - 07/15/2025, and U.S. Treasury Notes, 2.000% - 2.250% due 07/31/2021 - 08/15/2025, valued at $102,403,264); expected proceeds $100,630,333 (c)	1.240%	07/03/2017	12/06/2017	100,000,000	100,000,000

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2017 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	TREASURY REPURCHASE AGREEMENTS - (continued)
P-1, A-1	Agreement with Lloyds Bank PLC, dated 06/28/2017 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% - 0.375% due 01/15/2022 - 07/15/2024, and U.S. Treasury Notes, 0.625% - 2.000% due 09/30/2017 - 08/15/2025, valued at $511,226,943); expected proceeds $500,100,139	1.030%	07/05/2017	07/05/2017	$500,000,000	$500,000,000
P-1, A-1	Agreement with MUFG Securities, dated 06/30/2017 (collateralized by U.S. Treasury Notes, 1.375% - 8.875% due 01/31/2018 - 02/15/2027, valued at $433,508,131); expected proceeds $425,038,958	1.100%	07/03/2017	07/03/2017	425,000,000	425,000,000
P-1, A-1	Agreement with MUFG Securities, dated 06/30/2017 (collateralized by U.S. Treasury Notes, 1.500% - 2.625% due 08/15/2020 - 08/15/2026, valued at $255,017,923); expected proceeds $250,037,153	1.070%	07/05/2017	07/05/2017	250,000,000	250,000,000
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a Treasury Inflation Index Note, 0.125% - 1.875% due 04/15/2018 - 01/15/2027, and U.S. Treasury Notes, 1.125% - 2.500% due 02/28/2021 - 02/15/2026, valued at $566,100,045); expected proceeds $555,051,800	1.120%	07/03/2017	07/03/2017	555,000,000	555,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS						4,027,814,000

TOTAL INVESTMENTS — 99.1%(d)(e)						10,230,483,715
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%						96,571,321

NET ASSETS — 100.0%						$10,327,055,036

*	Moody's rating, Standard & Poor's rating, respectively. (Unaudited)
(a)	Variable Rate Security – Interest rate shown is rate in effect at June 30, 2017.
(b)	Rate represents annualized yield at date of purchase.
(c)	Illiquid security. These securities represent $350,000,000 or 3.4% of net assets as of June 30, 2017.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
(e)	Also represents the cost for federal tax purposes.

MMY = Money Market Yield

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2017 (Unaudited)

ASSETS
Investments in securities, at amortized cost (Note 2)	$2,141,669,715
Repurchase agreements, at amortized cost	8,088,814,000
Total Investments	10,230,483,715
Cash	94,587,875
Interest receivable (Note 2)	2,579,092
Receivable from Adviser (Note 4)	144,395
Other Receivable	53,357
Prepaid expenses and other assets	64,936
TOTAL ASSETS	10,327,913,370
LIABILITIES
Advisory fee payable (Note 4)	166,991
Custodian fees payable (Note 4)	46,557
Administration fees payable (Note 4)	117,535
Trustees’ fees and expenses payable (Note 5)	55,983
Transfer agent fees payable (Note 4)	95,056
Distribution payable	289,531
Professional fees payable	86,681
TOTAL LIABILITIES	858,334
NET ASSETS	$10,327,055,036

NET ASSETS CONSIST OF:
Paid-in Capital	$10,327,014,824
Undistributed (distribution in excess of) net investment income (loss)	8,840
Accumulated net realized gain (loss) on investments	31,372
NET ASSETS	$10,327,055,036

NET ASSET VALUE PER SHARE
Net asset value per share	$1.00
Shares outstanding ($0.001 par value)	10,327,008,382

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Interest income	$39,717,477

EXPENSES
Advisory fee (Note 4)	959,740
Administration fees (Note 4)	411,317
Custodian fees (Note 4)	191,948
Trustees’ fees and expenses (Note 5)	311,655
Transfer agent fees (Note 4)	82,264
Professional fees	161,963
Insurance expense	117,496
Miscellaneous expenses	32,940
TOTAL EXPENSES	2,269,323
Expenses waived/reimbursed by the Adviser (Note 4)	(404,684)
NET EXPENSES	1,864,639
NET INVESTMENT INCOME (LOSS)	37,852,838

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$37,852,838

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$37,852,838	$87,702,926
Net realized gain (loss)	–	31,372
Net increase (decrease) in net assets resulting from operations	37,852,838	87,734,298

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(37,852,838)	(87,702,926)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	49,668,246,660	215,735,097,015
In-kind redemptions (Note 1)	–	(1,023,953,063)
Reinvestment of distributions	15,629,013	–
Cost of shares redeemed	(48,523,941,170)	(226,360,335,505)
Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	1,159,934,503	(11,649,191,553)
Net increase (decrease) in net assets during the period	1,159,934,503	(11,649,160,181)

Net assets at beginning of period	9,167,120,533	20,816,280,714
NET ASSETS AT END OF PERIOD	$10,327,055,036	$9,167,120,533

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12
Net asset value, beginning of period	$1.0000		$1.0000	$1.0000		$1.0000		$1.0000		$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0032		0.0043	0.0019	(a)	0.0015	(a)	0.0018	(a)	0.0029	(a)
Net realized gain (loss)	—		0.0000 (b)	0.0000	(b)	0.0000	(b)	0.0000	(b)	0.0000	(b)
Total from investment operations	0.0032		0.0043	0.0019		0.0015		0.0018		0.0029
Distributions to shareholders from:
Net investment income	(0.0032)		(0.0043)	(0.0019)		(0.0015)		(0.0018)		(0.0029)
Net realized gains	—		—	(0.0000	)(b)	(0.0000	)(b)	(0.0000	)(b)	(0.0000	)(b)

Net asset value, end of period	$1.0000		$1.0000	$1.0000		$1.0000		$1.0000		$1.0000
Total return(c)	0.32%		0.43%	0.19%		0.15%		0.19%		0.29%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,327,055		$9,167,121	$20,816		$21,353		$14,157		$16,363
Ratios to average net assets:
Total expenses	0.04	%(d)	0.04%	0.03%		0.03%		0.03%		0.03%
Net expenses	0.03	%(d)	0.03%	0.03%		0.03%		0.03%		0.03%
Net investment income (loss)	0.69	%(d)	0.45%	0.19%		0.15%		0.18%		0.29%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements
June 30, 2017 (Unaudited)

1. Organization

State Street Navigator Securities Lending Trust (the “Trust”) a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2017, the Trust offers two (2) series, each of which represents a separate series of beneficial interest in the Trust (together the "Funds"). State Street Navigator Securities Lending Government Money Market Portfolio (the “Fund”) is authorized to issue an unlimited number of shares at $0.001 par value. The financial statements herein relate only to the Fund.

The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund's investment adviser, SSGA Funds Management, Inc. (the "Adviser" or "SSGA FM"). There are other trusts affiliated with the Fund that participate in the SLP and invest collateral in the Fund. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.

The Fund’s investment objective is to seek (i) current income to the extent consistent with the preservation of capital and liquidity; and (ii) the maintenance of a stable $1.00 per share NAV.

On July 11, 2016, 141 securities totaling $1,023,953,063 at amortized cost and $348,717,275 in cash were redeemed by way of an in-kind distribution of approximately 6.1% of the assets of the Fund to invest in a new series of the Trust, State Street Navigator Securities Lending Prime Portfolio II (name changed to State Street Navigator Securities Lending Portfolio I, effective October 12, 2016), which commenced operations on the same day. The redemption did not affect the net asset value per share of the Fund, which remained at $1.00. The transfer is disclosed in the Statements of Changes in Net Assets.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the "Committee") and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
June 30, 2017 (Unaudited)

The Fund’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Fund’s investments. The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1— Unadjusted quoted prices in active markets for an identical asset or liability;

•
Level 2— Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3— Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Fund had no transfers between levels for the period ended June 30, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
June 30, 2017 (Unaudited)

Distributions

Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3. Securities and Other Investments

Repurchase Agreements

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund's principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of June 30, 2017, the Fund had invested in repurchase agreements with the gross values of $8,088,814,000 and associated collateral equal to $8,221,893,347.

4. Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.0175% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Effective July 26, 2016, SSGA FM is contractually obligated until July 26, 2017 to waive its management fee and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.034% of average daily net assets on an annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The waiver/reimbursement expired on July 26, 2017.

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street serves as sub-administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund, and SSGA FM, the Fund pays an annual administration fee equal to 0.0075% of the Fund’s average daily net assets. SSGA FM and State Street each receive a portion of the administration fee.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
June 30, 2017 (Unaudited)

Custody and Fund Accounting Fee

State Street serves as the custodian for the Fund. Under the terms of the Custody and Fund Accounting Agreement, the Fund pays an annual fee to State Street equal to 0.0035% of the Fund’s average daily net assets.

Transfer Agent Fee

State Street serves as the transfer agent for the Fund. Under the terms of the Transfer Agency Agreement, the Fund pays an annual fee to State Street equal to 0.0015% of the Fund's average daily net assets.

Other Transactions with Affiliates

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2017, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Government Money Market Portfolio	3	61.76%

5. Trustees' Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6. Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2016, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
June 30, 2017 (Unaudited)

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

 7. Risks

Concentration Risk

As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund's exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund's Statement of Assets and Liabilities, less any collateral held by the Fund.

8. New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In October 2016, the U.S. Securities and Exchange Commission (the "SEC") adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Fund and concluded that it will be limited to additional disclosures.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
June 30, 2017 (Unaudited)

9. Change in Audit Firm

On February 15, 2017, the Audit Committee (the “Committee”) of the Board of Trustees of the Trust dismissed PricewaterhouseCoopers LLP (“PwC”), 101 Seaport Boulevard, Suite 500, Boston, MA 02210, as the Trust’s independent registered public accounting firm effective following the issuance by PwC of their report on the Fund’s December 31, 2016 annual financial statements.

The reports of PwC on the Trust’s financial statements for the fiscal years ended December 31, 2016 and 2015 did not contain an adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope, or accounting principle.

During the fiscal years ended December 31, 2016 and 2015, and in the subsequent interim period through February 15, 2017, there were: (a) no disagreements with PwC on any matters of accounting principles or practices, financial statement disclosure or auditing scope or procedure which disagreements, if not resolved to the satisfaction of PwC, would have caused PwC to make reference to the matter in their reports on the financial statements for such years; and (b) no reportable events (as defined in Regulation S-K 304(a)(1)(v)).

The Trust has provided a copy of the foregoing disclosures to PwC and requested that PwC furnish it with a letter addressed to the Securities and Exchange Commission stating whether PwC agrees with the above statements. A copy of PwC’s letter, dated August 24, 2017, is included as an exhibit to the Fund’s Form N-SAR for the period ended June 30, 2017.

On February 15, 2017, the Committee also approved the appointment of Ernst & Young LLP (“E&Y”), 200 Clarendon Street, Boston, MA 02116, as the Trust’s independent registered public accounting firm for the fiscal year ending December 31, 2017.

During the two most recent fiscal years and in the subsequent interim period through February 15, 2017, neither the Trust nor anyone on its behalf has consulted with E&Y with respect to either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that would have been rendered on the Trust’s financial statements, and neither a written report nor oral advice was provided to the Trust that was an important factor considered by the Trust in reaching a decision as to any accounting, auditing or financial reporting issue or (ii) any matter that was either the subject of a disagreement or a reportable event (as defined in Regulation S-K 304(a)(1)(v)).

10. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information
June 30, 2017 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2017 to June 30, 2017.

The table below illustrates your Fund’s cost in two ways:

•
Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•
Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Navigator Securities Lending Government Money Market Portfolio	0.03%	$1,003.20	$0.15	$1,024.60	$0.15

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information – (continued)
June 30, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records
Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule
The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll free).

Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s monthly Form N-MFP filings are available (1) on the SEC’s website at www.sec.gov, or (2) at SEC's Public Reference Room in Washington, DC or (3) by calling 1-877-521-4083 (toll free).

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information – (continued)
June 30, 2017 (Unaudited)

BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT

General Background

SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) serves as the investment adviser to the State Street Navigator Securities Lending Government Money Market Portfolio (the “Fund”), formerly, State Street Navigator Securities Lending Prime Portfolio, pursuant to an advisory agreement dated May 1, 2001, as amended (the “Advisory Agreement”), between SSGA FM and the State Street Navigator Securities Lending Trust (the “Trust”). Under the Advisory Agreement, SSGA FM manages the Fund’s investments in accordance with its investment objectives, policies and limitations. Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, including and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval. Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance, and risk management. The Board periodically meets with SSGA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications. This information supplements the materials the Board received in preparation for the meeting described below.

Approval Process

The Board, including the Independent Trustees, met in person on April 24-25, 2017 and May 16-17, 2017 (collectively, the “Meeting”), including in executive sessions attended by the Independent Trustees and their co-counsel who are independent of the Adviser to consider a proposal to approve the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent third-party provider of mutual fund data and by SSGA FM, that it believed to be reasonably necessary to reach its conclusion. Following the April 24-25, 2017 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 16-17, 2017 meeting. At the Meeting, the Board discussed issues pertaining to the proposed re-approval of the Advisory Agreement with representatives from SSGA FM and independent legal counsel. During the executive session, the Board discussed the following: (1) the nature, extent, and quality of services to be provided by SSGA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSGA FM; (3) the costs of the services to be provided and profits to be realized by SSGA FM and its affiliates from the relationship with the Fund and the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSGA FM, as well as the reasonableness of overall compensation paid by the Fund to SSGA FM, the Board had considered (a) the Fund’s need for the services provided by SSGA FM; (b) the profitability of SSGA FM with respect to the management of the Trust and the Fund; (c) the capabilities and financial condition of SSGA FM; (d) the historical relationship between the Trust and SSGA FM; and (e) any “fall-out” financial benefits that SSGA FM or any of its affiliates may receive.

To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a memorandum from the law firm of Sullivan & Worcester LLP dated April 7, 2017 detailing the Independent Trustees’ duties and responsibilities with respect to approving the Advisory Agreement; the Administration Agreement dated and effective as of June 3, 2015 between SSGA FM and the Trust (the “Administration Agreement”); the Sub-Administration Agreement dated and effective as of June 1, 2015 between State Street Bank

 State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information – (continued)
June 30, 2017 (Unaudited)

and Trust Company (“State Street”) and SSGA FM (the “Sub-Administration Agreement”); the Custodian Contract dated March 4, 1996, as amended, between State Street and the Trust (the “Custody Agreement”); and the Transfer Agency and Service Agreement dated March 4, 1996, as amended, between State Street and the Trust (the “Transfer Agency Agreement” and together, with the Sub-Administration Agreement and the Custody Agreement, the “Affiliated Agreements”); and (2) a responsive memorandum from the Adviser dated May 25, 2017 to a request letter from Joseph P. Barri, LLC to SSGA FM requesting certain information from SSGA FM, in its capacity as the Adviser and the Fund’s administrator (the “Administrator”) relevant to the Board’s consideration of whether to approve the renewal of the Advisory Agreement and the Administration Agreement that included, among other information: (i) a description of the nature, extent and quality of services provided by the Adviser to the Trust, the Fund and the State Street Navigator Securities Lending Portfolio I (together with the Fund, the “Navigator Funds”) with a description of all relevant personnel comprising the team responsible for providing these services to the Trust and the Navigator Funds and their qualifications to provide such services; (ii) a description of the sources of information that the Adviser relies upon in providing portfolio management services to each Navigator Fund and a description of the Adviser’s investment decision making process for each Navigator Fund; (iii) a description of the Adviser’s processes for seeking to obtain the most favorable execution of portfolio transactions for the Navigator Funds; (iv) a description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvement or changes in technology or systems in the past year; (v) a description of the Adviser’s valuation processes and valuation oversight capabilities, including any steps taken or planned to enhance those capabilities with respect to money market funds and the instruments in which the Navigator Funds invest and a description of the functioning and effectiveness of SSGA FM’s valuation policies and procedures in light of U.S. Securities and Exchange Commission (“SEC”) staff guidance in this area and SEC enforcement actions with respect to valuation; (vi) a Summary of total returns at net asset value (before taxes) for the Fund as of December 31, 2016 for the one-, three-, five- and ten-year periods, with information regarding the total returns at net asset value (before taxes) of comparable accounts; (vii) a schedule of comparable funds/accounts detailing average net assets and advisory fee information as of December 31, 2016; (viii) a report of SSGA FM’s expense allocation and profitability related to providing investment advisory services to the Navigator Funds with an explanation of the methodology used in allocating expenses attributable to managing each Navigator Fund; (ix) a profitability report from SSGA FM detailing the Adviser’s profitability for providing investment advisory services to the Trust for the year ended December 31, 2016; (x) a summary of the Adviser’s profitability for each Navigator Fund for the year ended December 31, 2016; (xi) individual reports on SSGA FM’s profitability for providing investment advisory services to each Navigator Fund for the year ended December 31, 2016; (xii) the Administrator’s profitability for providing administrative services to the Trust for the year ended December 31, 2016; (xiii) a summary of Administrator profitability by Navigator Fund by gross profit for the year ended December 31, 2016; (xiv) a combined profitability report by functional category detailing the profitability of SSGA FM and State Street for fees paid by the Trust for the year ended December 31, 2016 (collectively, with items viii, ix, x, xi, xii and xiii, the “SSGA FM Profitability Reports”); (xv) SSGA FM’s updated registration on Form ADV (Parts 1 and 2) under the Investment Advisers Act of 1940, as amended; (xvi) an overall description of the services rendered to the Navigator Funds by SSGA FM as Administrator, an assessment of the quality of the services to be provided by SSGA FM as Administrator, including its oversight of State Street, as the sub-administrator of the Trust, and a discussion as to whether the nature, extent and quality of the services provided would be at least equal to services provided by unaffiliated third parties offering the same or similar services; (xvii) data from a nationally recognized independent third-party provider of mutual fund data, Broadridge Financial Solutions, Inc. (“Broadridge”), comparing the Fund’s performance for various periods ended December 31, 2016, advisory fees and total expense ratio to other funds, selected exclusively by Broadridge, with similar investment objectives and investment policies and of similar asset size. In order to ensure Broadridge’s independence in preparing the data and peer group comparisons requested by the Board, under the terms of its engagement by the Board, Broadridge personnel were proscribed from communicating with SSGA FM personnel regarding the subject matter of the engagement, except that Broadridge personnel requested and received from SSGA FM personnel certain financial data, not otherwise available in filings with the SEC because shares of the Fund are privately placed.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information – (continued)
June 30, 2017 (Unaudited)

In reaching their determinations relating to the re-approval of the Advisory Agreement, the Board considered, among others, the following factors (together, the “Factors” and each a “Factor”).

The Nature, Extent, and Quality of Services to be provided by SSGA FM under the Advisory Agreement

The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and investment policies and of similar asset size. The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of portfolios that are used as securities lending collateral pools, the Trust does not have any direct competitors, although it does have peers of comparable size pursuing comparable investment objectives.

In considering the nature, extent and quality of the services provided by SSGA FM, the members of the Board relied on their prior experience as Trustees of the Trust as well as the materials provided by Broadridge and SSGA FM before the Meeting and by SSGA FM at the Meeting. The Board noted that, under the Advisory Agreement, SSGA FM is responsible for, among other things: (i) managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board; (ii) providing necessary and appropriate reports and information to the Board; (iii) maintaining all necessary books and records pertaining to the Fund’s securities transactions; and (iv) furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting. The Board noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund. The Board reviewed the background and experience of SSGA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund. The Board also considered the resources, operational structures and practices of SSGA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable federal securities laws and regulations, and in seeking best execution of Fund transactions from SSGA FM approved counterparties. The Board also considered information about SSGA FM’s overall investment management business, noting that SSGA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $410.7 billion in assets under management as of December 31, 2016. Drawing upon the materials provided and their general knowledge of the business of SSGA FM and its affiliate, State Street Global Advisors (“SSGA”), the investment management division of State Street with which SSGA FM shares senior personnel, the Board determined that SSGA FM and its affiliates continue to have the experience and resources necessary to manage the Fund. On the basis of this review, the Board concluded that the nature and extent of the services provided by SSGA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Investment Performance of the Trust and SSGA FM

In evaluating the investment performance of the Trust and SSGA FM, the Board relied primarily upon the aforementioned Broadridge materials, as well as information provided at the Meeting and upon reports provided to the Board by SSGA FM throughout the preceding year. The Board reviewed the performance of the Fund against a Broadridge-generated peer group, consisting of the Fund and eleven other Institutional US Government Money Market Funds (as classified by Broadridge) with assets ranging from approximately $2.2 billion to approximately $21.3 billion (the “Broadridge Peer Group”), and the Broadridge universe, consisting of the Fund and all Institutional US Government Money Market Funds (excluding outliers), regardless of asset size or primary channel of distribution (the “Broadridge Universe”), and noted that the Fund had consistently outperformed both the average and median of the Broadridge Peer Group and the Broadridge Universe for the past one-, three-, five- and ten-year periods ended December 31, 2016. The Board also noted that the Fund ranked first overall in performance compared to its Broadridge Peer Group and Broadridge Universe for the past one-, three-, five- and ten-year periods ended December 31, 2016. On the basis of this review, the Board concluded that the Fund’s performance has been

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information – (continued)
June 30, 2017 (Unaudited)

exceptional when compared to the Broadridge Peer Group and the Broadridge Universe and supported the renewal of the Advisory Agreement.

The Cost of the Services to be Provided

The Board reviewed an expense comparison report prepared by Broadridge. The report compared the contractual and actual management fees and total expenses as a percentage of net assets for the Fund versus the Broadridge Peer Group. The Board noted that both the contractual and actual management fees and the total expense ratio of the Fund were the lowest of the Fund’s Broadridge Peer Group. The Board concluded that the management fees and total expenses of the Fund are reasonable.

Profits to be Realized by SSGA FM and its Affiliates from the Relationship with the Trust

The Board considered the profitability of the advisory and administrative arrangements with the Navigator Funds to the Adviser and of the Trust’s relationship with the Adviser’s affiliate, State Street, in its role as sub-administrator, transfer agent and custodian for the Trust. The Board was also provided with the data relating to the profitability to SSGA FM from serving as the Adviser and the Administrator of the Navigator Funds for the calendar year ended December 31, 2016. The Trustees discussed with representatives of the Adviser and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. After further discussion, the Trustees concluded that, to the extent SSGA FM’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

Economies of Scale

The Board considered certain limiting factors with respect to economies of scale to be realized by SSGA FM as assets grow, including the increased number of the Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSGA FM and SSGA, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective. The Board concluded that the Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as assets of the Fund grow. The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

Other Benefits

In considering whether SSGA FM benefits in other ways from its relationships with the Trust, the Board also considered whether SSGA FM’s affiliates may benefit from the Trust’s relationship with State Street as a service provider to the Trust. The Board noted, among other things, that SSGA FM does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments. The Board concluded that, to the extent that SSGA FM or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render SSGA FM’s fee excessive.

Approval

The Board carefully evaluated the materials and information provided in advance of and at the Meeting and throughout the year and was advised by independent legal counsel with respect to its deliberations. In approving the Advisory Agreement, the Board did not identify any single Factor as controlling and each Trustee may have attributed different weight to the various Factors. Based on the Board’s evaluation of all the Factors that it deemed

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information – (continued)
June 30, 2017 (Unaudited)

relevant, the Board concluded that: SSGA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSGA FM.

Trustees
Michael F. Holland
Michael A. Jessee
William L. Marshall
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Douglas T. Williams

Investment Adviser and Administrator
SSGA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199

State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedule of Investments is included as part of Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant does not have procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s second fiscal quarter of the period covered by this Form N-CSR filing that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable to the Registrant.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	September 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	September 5, 2017

By:	/s/ Chad Hallett
Chad Hallett
Treasurer (Principal Financial and Accounting Officer)

Date:	September 5, 2017